UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report

April 30, 2012

To Our Shareholders,

For the six months ended April 30, 2012, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 3.7% compared with an increase of 12.8% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the 3 Month US Treasury Bill Index for this period was 0.02% . See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of April 30, 2012.

Comparative Results

Average Annual Returns through April 30, 2012 (a) (Unaudited)

	Six Months	One Year	Five Year	Ten Year	Since Inception (2/28/01)
Class A (EMAAX)	3.69%	0.09%	0.45%	4.21%	4.10%
With sales charge (b)	(2.27)	(5.66)	(0.73)	3.60	3.55
Class AAA (EAAAX)	3.87	0.46	0.54	4.26	4.14
Class B (EMABX)	3.49	(0.38)	(0.09)	3.65	3.53
With contingent deferred sales charge (c)	(1.51)	(5.36)	(0.49)	3.65	3.53
Class C (EMACX)	3.39	(0.38)	(0.10)	3.64	3.53
With contingent deferred sales charge (d)	2.39	(1.38)	(0.10)	3.64	3.53
Class Y (EMAYX)	3.92	0.62	0.90	4.69	4.57
S&P 500 Index	12.77	4.76	1.01	4.71	3.04
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.82	1.42	1.55
3 Month U.S. Treasury Bill Index	0.02	0.04	0.89	1.72	1.83

In the current prospectus dated February 28, 2012, the Fund’s expense ratios are 1.45%, 1.65%, 2.20%, 2.20%, and 1.20% for the Class AAA, A, B, C, and Y Shares, respectively. See page 11 for expense ratios for the six months ended April 30, 2012. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class A Share NAVs are used to calculate the performance for the periods prior to the issuance of the Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher than the returns of the Class A Shares due to lower expenses.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from November 1, 2011 through April 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,038.70	1.48%	$ 7.50
Class A	$1,000.00	$1,036.90	1.68%	$ 8.51
Class B	$1,000.00	$1,034.90	2.23%	$11.28
Class C	$1,000.00	$1,033.90	2.23%	$11.28
Class Y	$1,000.00	$1,039.20	1.23%	$ 6.24
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.50	1.48%	$ 7.42
Class A	$1,000.00	$1,016.51	1.68%	$ 8.42
Class B	$1,000.00	$1,013.77	2.23%	$11.17
Class C	$1,000.00	$1,013.77	2.23%	$11.17
Class Y	$1,000.00	$1,018.75	1.23%	$ 6.17
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2012:

Gabelli Enterprise Mergers and Acquisitions Fund

U.S. Government Obligations	27.7%
Industrials	15.5%
Consumer Discretionary	10.8%
Health Care	8.2%
Consumer Staples	7.0%
Energy	6.6%
Materials	5.7%

Financials	5.5%
Utilities	4.9%
Telecommunication Services	4.1%
Information Technology	4.0%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 72.2%
	INDUSTRIALS — 15.5%
	Aerospace and Defense — 7.2%
23,000	Exelis Inc.	$306,715	$265,190
110,000	Goodrich Corp.	13,336,418	13,800,600
30,000	Kaman Corp.	885,221	1,031,400
70,000	Smiths Group plc	1,353,093	1,215,554
2,100	Umeco plc	18,680	19,631

		15,900,127	16,332,375

	Air Freight and Logistics — 2.1%
400,000	TNT Express NV	4,968,399	4,850,025

	Commercial Services and Supplies — 0.6%
7,500	Rollins Inc.	22,545	159,375
55,000	RSC Holdings Inc.†	985,551	1,304,600

		1,008,096	1,463,975

	Construction and Engineering — 0.6%
100,000	Wavin NV†	1,307,137	1,387,896

	Electrical Equipment — 3.6%
113,000	Thomas & Betts Corp.†	7,755,508	8,125,830

	Machinery — 0.6%
10,000	CIRCOR International Inc.	277,472	311,200
50,000	Flanders Corp.†	218,710	220,000
8,000	ITT Corp.	170,521	179,680
23,000	Xylem Inc.	715,669	641,240

		1,382,372	1,352,120

	Railroads and Transportation — 0.8%
9,000	GATX Corp.	303,464	385,830
42,000	Navistar International Corp.†	1,064,096	1,425,900

		1,367,560	1,811,730

	TOTAL INDUSTRIALS	33,689,199	35,323,951

	CONSUMER DISCRETIONARY — 10.8%
	Auto Components — 0.2%
15,000	Tenneco Inc.†	47,769	462,450

	Diversified Consumer Services — 1.0%
190,000	Archipelago Learning Inc.†	2,105,276	2,103,300
40,000	Corinthian Colleges Inc.†	285,333	153,600

		2,390,609	2,256,900

	Hotels, Restaurants, and Leisure — 0.6%
12,000	Boyd Gaming Corp.†	58,171	92,280
4,000	Churchill Downs Inc.	130,964	237,440
150,074	Dover Motorsports Inc.†	641,815	217,607
13,000	Gaylord Entertainment Co.†	182,575	409,240
30,574	Great Wolf Resorts Inc.†	173,113	239,700
80,000	Ladbrokes plc	150,377	232,919

		1,337,015	1,429,186

Shares		Cost	Market Value
	Household Durables — 0.5%
20,000	Harman International Industries Inc.	$760,356	$991,600
9,000	Nobility Homes Inc.†	161,547	64,980
14,326	Skyline Corp.	307,953	78,650

		1,229,856	1,135,230

	Leisure Equipment and Products — 0.0%
1,000	Adams Golf Inc.†	10,735	10,770

	Media — 5.6%
100,000	Acme Communications Inc.	161,035	57,900
2,000	Ascent Capital Group Inc., Cl. A†	49,850	103,000
100,000	Astral Media Inc., Cl. A	4,858,657	4,942,046
1,200	Astral Media Inc., Cl. B	64,250	64,698
50,000	British Sky Broadcasting Group plc	543,324	550,164
160,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,499,561	1,211,200
70,000	Crown Media Holdings Inc., Cl. A†	412,850	105,700
4,000	Discovery Communications Inc., Cl. A†	57,024	217,680
4,000	Discovery Communications Inc., Cl. C†	39,809	198,760
25,000	DISH Network Corp., Cl. A	469,424	799,250
38,000	Fisher Communications Inc.†	1,371,104	1,246,020
254	Granite Broadcasting Corp.†(a)	0	0
4,000	Knology Inc.†	77,798	77,800
28,000	Liberty Media Corp. - Liberty Capital, Cl. A†	381,511	2,448,320
1,870	LIN TV Corp., Cl. A†	19,903	7,384
8,000	Salem Communications Corp., Cl. A	31,180	42,880
20,000	Shaw Communications Inc., Cl. B	265,164	412,400
30,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	447,643	101,263

		10,750,087	12,586,465

	Multiline Retail — 0.0%
3,000	Saks Inc.†	38,130	32,880

	Specialty Retail — 2.9%
10,000	Aaron’s Inc.†	278,805	271,700
4,000	Charming Shoppes Inc.†	18,258	23,600
1,000	Dollar Thrifty Automotive Group Inc.†	49,240	80,860
7,500	Heelys Inc.†	18,547	18,225
60,000	Midas Inc.†	992,895	690,000
10,000	Pier 1 Imports Inc.	63,663	171,800
13,000	Sally Beauty Holdings Inc.†	100,744	345,800
510,000	Statoil Fuel & Retail ASA	4,662,322	4,576,049

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Specialty Retail (Continued)
30,000	The Pep Boys - Manny, Moe & Jack	$448,148	$447,900

		6,632,622	6,625,934

	TOTAL CONSUMER DISCRETIONARY	22,436,823	24,539,815

	HEALTH CARE — 8.1%
	Biotechnology — 2.2%
112,200	Ardea Biosciences Inc.†	3,544,285	3,574,692
6,600	Biogen Idec Inc.†	360,067	884,466
2,000	Bio-Rad Laboratories Inc., Cl. A†	218,642	215,980
11,414	Grifols SA, ADR†	80,414	107,973
19,000	Human Genome Sciences Inc.†	270,626	279,490
40,000	Indevus Pharmaceuticals Inc., Escrow†(a)	0	44,000
443,000	Q-Med AB, Escrow†(a)	0	0

		4,474,034	5,106,601

	Health Care Equipment and Supplies — 2.2%
49,000	ArthroCare Corp.†	1,009,669	1,223,040
13,000	Exactech Inc.†	175,288	201,500
10,000	Gen-Probe Inc.†	816,160	815,500
2,000	Oridion Systems Ltd.†	44,842	44,070
150,000	Smith & Nephew plc	1,678,894	1,476,435
7,000	Synthes Inc.(b)	1,197,656	1,206,963
1,000	Young Innovations Inc	28,124	34,000

		4,950,633	5,001,508

	Health Care Providers and Services — 0.0%
1,000	Chemed Corp.	30,478	60,340
1,000	Rhoen Klinikum AG	28,617	28,128

		59,095	88,468

	Life Sciences Tools and Services — 0.9%
3,000	eResearchTechnology Inc.†	23,810	23,700
7,000	Illumina Inc.†	334,893	311,710
115,000	WuXi PharmaTech Cayman Inc., ADR†	2,158,894	1,653,700

		2,517,597	1,989,110

	Pharmaceuticals — 2.8%
24,000	Allergan Inc.	1,379,256	2,304,000
38,000	Bristol-Myers Squibb Co.	940,936	1,268,060
5,000	Catalyst Health Solutions Inc.†	416,569	431,850
250,000	ISTA Pharmaceuticals Inc.†	2,258,997	2,262,500

		4,995,758	6,266,410

	TOTAL HEALTH CARE	16,997,117	18,452,097

Shares		Cost	Market Value
	CONSUMER STAPLES — 7.0%
	Food and Staples Retailing — 1.1%
27,000	Casey’s General Stores Inc.	$1,082,886	$1,521,450
4,000	Spartan Stores Inc.	14,980	72,920
31,000	Village Super Market Inc., Cl. A	708,016	855,600

		1,805,882	2,449,970

	Food Products — 5.7%
3,000	Flowers Foods Inc.	10,669	64,350
510,000	Parmalat SpA	1,887,071	1,153,046
6,500	Post Holdings Inc.†	163,261	193,375
13,000	Ralcorp Holdings Inc.†	925,148	946,530
120,000	Sara Lee Corp.	2,029,835	2,644,800
44,049	Tootsie Roll Industries Inc.	987,804	1,048,802
435,000	Viterra Inc	6,983,996	7,005,972

		12,987,784	13,056,875

	Personal Products — 0.2%
24,000	Avon Products Inc.	679,967	518,400

	TOTAL CONSUMER STAPLES	15,473,633	16,025,245

	ENERGY — 6.6%
	Energy Equipment and Services — 2.3%
2,000	Ensco plc, ADR	107,100	109,300
200,000	Flint Energy Services Ltd.†	4,982,914	5,043,276
2,000	Superior Energy Services Inc.†	59,658	53,840
3,150	TGC Industries Inc.†	20,022	35,941

		5,169,694	5,242,357

	Oil, Gas, and Consumable Fuels — 4.3%
4,000	Anadarko Petroleum Corp.	203,154	292,840
49,500	Atlas Energy LP	669,373	1,921,590
6,400	Atlas Resource Partners LP	73,421	169,088
70,000	Cove Energy plc†	239,155	257,311
150,000	Dragon Oil plc	937,477	1,427,748
120,000	El Paso Corp	3,455,804	3,560,400
2,000	EXCO Resources Inc.	32,624	14,680
6,000	GeoResources Inc.†	220,633	226,260
20,000	Heritage Oil plc†	102,384	48,298
1,275	Pembina Pipeline Corp.	33,848	38,566
31,000	Sunoco Inc.	1,516,985	1,527,990
1,000	Venoco Inc.†	10,975	11,110
150,000	WesternZagros Resources Ltd.†	440,446	159,437
346	Whitecap Resources Inc.†	3,372	3,117

		7,939,651	9,658,435

	TOTAL ENERGY	13,109,345	14,900,792

	MATERIALS — 5.7%
	Building Products — 1.1%
50,000	CIMPOR - Cimentos de Portugal SGPS SA	363,248	365,340
140,000	Griffon Corp.	1,190,000	1,387,400
12,000	Texas Industries Inc.	383,556	403,320

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2012 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Building Products (Continued)
8,000	Vulcan Materials Co.	$310,469	$342,480

		2,247,273	2,498,540

	Chemicals — 0.9%
3,500	Georgia Gulf Corp.†	114,817	124,075
7,000	Neo Material Technologies Inc.†	77,777	77,168
9,000	Sensient Technologies Corp.	226,289	334,350
50,000	Solutia Inc.	1,387,478	1,417,000

		1,806,361	1,952,593

	Containers and Packaging — 2.8%
9,000	Greif Inc., Cl. B.	481,339	490,050
361,000	Myers Industries Inc.	7,379,454	5,967,330

		7,860,793	6,457,380

	Metals and Mining — 0.9%
120,000	Alcoa Inc.	1,664,824	1,167,600
9,000	Allegheny Technologies Inc.	638,370	386,460
4,000	Camino Minerals Corp.†	749	486
2,000	Commercial Metals Co.	27,205	29,560
200	Eramet	22,946	26,593
12,000	Gold Fields Ltd., ADR	150,406	154,440
2,000	Jaguar Mining Inc.†	14,808	5,420
10,846	Pan American Silver Corp.	242,710	210,914
15,000	Pilot Gold Inc.†	45,878	19,284
3,000	Trelawney Mining and Exploration Inc.†	10,094	9,931
500	Walter Energy Inc	34,832	33,155

		2,852,822	2,043,843

	TOTAL MATERIALS	14,767,249	12,952,356

	FINANCIALS — 5.5%
	Capital Markets — 0.2%
50,000	BKF Capital Group Inc.†	200,759	58,000
85,000	SWS Group Inc.	1,257,053	479,400

		1,457,812	537,400

	Commercial Banks — 1.3%
217,000	First Niagara Financial Group Inc.	2,923,831	1,939,980
20,000	Pacific Capital Bancorp NA†	910,436	911,000

		3,834,267	2,850,980

	Consumer Finance — 1.2%
190,000	SLM Corp.	3,730,215	2,817,700

	Diversified Financials — 0.2%
50,000	Edelman Financial Group Inc	437,166	441,500
1,000	GlobeOp Financial Services SA	6,898	7,871

		444,064	449,371

			Market
Shares		Cost	Value
	Insurance — 2.5%
2,000	Argo Group International Holdings Ltd.	$53,680	$57,720
6,000	CNinsure Inc., ADR†	96,479	35,820
47,068	Delphi Financial Group Inc., Cl. A	2,093,866	2,137,829
57,000	Harleysville Group Inc.	3,359,983	3,416,580

		5,604,008	5,647,949

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	3,961	3,210

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	165,939	134,900

	TOTAL FINANCIALS	15,240,266	12,441,510

	UTILITIES — 4.9%
	Electric Utilities — 1.5%
43,000	Central Vermont Public Service Corp.	1,500,126	1,515,750
80,000	Endesa SA	3,124,902	1,433,299
77,000	International Power plc	495,313	521,098

		5,120,341	3,470,147

	Gas Utilities — 0.2%
10,000	Southwest Gas Corp	348,327	420,200

	Independent Power Producers and Energy Traders — 0.3%
15,000	Dynegy Inc.†	69,860	6,150
75,000	GenOn Energy Inc., Escrow†(a)	0	0
40,000	NRG Energy Inc.†	951,069	680,000

		1,020,929	686,150

	Multi-Utilities — 2.9%
20,500	CH Energy Group Inc.	875,832	1,345,210
57,267	GDF Suez†	702	76
70,000	NorthWestern Corp.	1,965,522	2,486,400
52,000	Progress Energy Inc.	2,311,794	2,767,440

		5,153,850	6,599,126

	TOTAL UTILITIES	11,643,447	11,175,623

	TELECOMMUNICATION SERVICES — 4.1%
	Diversified Telecommunications Services — 1.8%
20,000	AboveNet Inc.†	1,655,170	1,663,400
280,000	Asia Satellite Telecommunications Holdings Ltd.	604,206	797,561
430,000	Cincinnati Bell Inc.†	2,006,620	1,634,000
1,000	SureWest Communications	22,544	22,580
1,000	Thrane & Thrane AS	74,656	75,887

		4,363,196	4,193,428

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2012 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
	Wireless Telecommunications Services — 2.3%
14,000	Millicom International Cellular SA, SDR	$963,307	$1,487,212
2,000	Rogers Communications Inc., Cl. B	5,909	74,660
350,000	Sprint Nextel Corp.†	1,530,271	868,000
8,696	Telephone & Data Systems Inc.	248,529	211,226
65,500	United States Cellular Corp.†	3,066,034	2,568,910

		5,814,050	5,210,008

	TOTAL TELECOMMUNICATION SERVICES	10,177,246	9,403,436

	INFORMATION TECHNOLOGY — 4.0%
	Communications Equipment — 0.5%
7,500	Emulex Corp.†	66,157	65,100
27,000	Motorola Mobility Holdings Inc.†	1,072,756	1,048,140

		1,138,913	1,113,240

	Computers and Peripherals — 0.1%
1,000	Diebold Inc.	27,505	39,450
47,000	Intermec Inc.†	738,548	250,040
1,000	SanDisk Corp.†	7,045	37,010

		773,098	326,500

	Electrical Equipment and Instruments — 0.6%
500	Aleo Solar AG†	16,389	13,690
165,000	Gerber Scientific Inc., Escrow†(a)	0	1,650
10,000	GTSI Corp.†	49,067	52,900
50,200	Laird plc	156,381	176,219
200	Newave Energy Holding SA†	11,945	12,163
4,500	Park Electrochemical Corp.	106,878	129,825
2,000	SGL Carbon SE†	101,244	91,388
500	SRS Labs Inc.†	4,689	4,765
40,000	X-Rite Inc.†	221,490	221,600
34,000	Zygo Corp.†	307,554	672,860

		975,637	1,377,060

	Internet Software and Services — 1.5%
2,000	RADVision Ltd.†	23,410	23,560
210,000	Yahoo! Inc.†	4,698,928	3,263,400

		4,722,338	3,286,960

	Semiconductors and Semiconductor Equipment — 0.1%
4,000	DDi Corp.	51,885	51,920
3,000	International Rectifier Corp.†	44,489	65,490
2,500	LTX-Credence Corp.†	18,894	17,250
16,000	MoSys Inc.†	63,910	57,600
1,000	Novellus Systems Inc.†	40,871	46,750

		220,049	239,010

			Market
Shares		Cost	Value
	Software — 1.2%
116,000	Convio Inc.†	$1,844,050	$1,856,000
44,000	FalconStor Software Inc.†	216,385	144,760
1,000	Misys plc†	5,706	5,659
1,000	Orc Group AB†	12,617	12,795
45,000	Take-Two Interactive Software Inc.†	381,707	634,500
690	VeriFone Systems Inc.†	21,803	32,872

		2,482,268	2,686,586

	TOTAL INFORMATION TECHNOLOGY	10,312,303	9,029,356

	TOTAL COMMON STOCKS	163,846,628	164,244,181

	RIGHTS — 0.1%
	HEALTH CARE — 0.1%
20,000	Adolor Corp., expire 07/01/19†(a)	0	10,400
5,000	American Medical Alert Corp.†(a)	0	50
4,000	Clinical Data Inc., CVR, expire 04/14/18†(a)	0	3,800
130,000	Sanofi, CVR, expire 12/31/20†	224,180	175,500

	TOTAL HEALTH CARE	224,180	189,750

	INDUSTRIALS — 0.0%
400,000	TNT Express NV†	0	2,118

	TOTAL RIGHTS	224,180	191,868

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12†(a)	0	0
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12†(a)	0	0

	TOTAL WARRANTS	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.7%
$63,070,000	U.S. Treasury Bills, 0.030% to 0.130%††, 05/24/12 to 10/18/12(c)	63,054,215	63,054,509

	TOTAL INVESTMENTS — 100.0%	$227,125,023	227,490,558

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2012 (Unaudited)

Notional Amount		Termination Date	Unrealized Appreciation/ Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$ 2,457,840	Cable & Wireless Worldwide plc(d)	04/26/13	$(39,164)
(4,200,000 Shares)
4,076,254	International Power plc(d)	04/19/13	84,210
(615,000 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		45,046

Principal Amount		Settlement Date
	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
7,108,350(e)	Deliver Canadian Dollars in exchange for United States Dollars 7,190,871(f)	05/31/12	13,440

			Market Value
	Other Assets and Liabilities (Net) — 0.0%		2,881

	NET ASSETS — 100.0%.		$227,551,925

(a)  Security fair valued under procedures established by the Board of Directors.The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At April 30, 2012, the market value of fair valued securities amounted to $59,900 or 0.03% of net assets.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the market value of the Rule 144A security amounted to $1,206,963 or 0.53%of net assets.

(c)  At April 30, 2012, $22,445,000 of the principal amount was pledged as collateral for forward foreign exchange contracts and equity contract for difference swap agreements.

(d)  At April 30, 2012, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.

(e)  Principal amount denoted in Canadian Dollars.

(f)   At April 30, 2012, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.

†      Non-income producing security.

††    Represents annualized yield at date of purchase.

ADR American Depositary Receipt

CVR Contingent Value Right

SDR Swedish Depositary Receipt

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $227,125,023)	$227,490,558
Cash	936
Deposit at brokers	2,015,590
Receivable for investments sold	1,588,411
Receivable for Fund shares sold	412,626
Dividends receivable	210,876
Unrealized appreciation on forward foreign exchange contracts	13,440
Unrealized appreciation on swap contracts	84,210
Prepaid expenses	52,409

Total Assets	231,869,056

Liabilities:
Payable for Fund shares redeemed	1,028,978
Payable for investments purchased	2,830,391
Payable for investment advisory fees	176,011
Payable for distribution fees	100,355
Payable for accounting fees	11,250
Unrealized depreciation on swap contracts	39,164
Other accrued expenses	130,982

Total Liabilities	4,317,131

Net Assets
(applicable to 20,963,147 shares outstanding)	$227,551,925

Net Assets Consist of:
Paid-in capital	$278,026,276
Accumulated net investment loss	(2,271,600)
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(48,627,854)
Net unrealized appreciation on investments	365,535
Net unrealized appreciation on swap contracts	45,046
Net unrealized appreciation on foreign currency translations	14,522

Net Assets	$227,551,925

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,085,941 ÷ 734,576 shares outstanding; 100,000,000 shares authorized)	$11.01

Class A:
Net Asset Value and redemption price per share ($119,021,124 ÷ 10,854,832 shares outstanding; 200,000,000 shares authorized)	$10.96

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.63

Class B:
Net Asset Value and offering price per share ($5,278,515 ÷ 507,989.4 shares outstanding; 100,000,000 shares authorized)	$10.39	(a)

Class C:
Net Asset Value and offering price per share ($60,258,614 ÷ 5,804,016 shares outstanding; 100,000,000 shares authorized)	$10.38	(a)

Class Y:
Net Asset Value, offering and redemption price per share ($34,907,731 ÷ 3,061,734 shares outstanding; 100,000,000 shares authorized)	$11.40

Statement of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Dividends - (net of foreign withholding taxes of $43,730) (See Note 2)	$1,042,782
Adjustment for accounting estimate (See Note 2)	(1,227,648)
Interest	23,687

Total Investment Income	(161,179)

Expenses:
Investment advisory fees	1,139,177
Distribution fees - Class AAA	9,844
Distribution fees - Class A	281,596
Distribution fees - Class B	35,502
Distribution fees - Class C	311,458
Shareholder services fees	152,077
Shareholder communications expenses	43,482
Directors’ fees	36,011
Custodian fees	33,265
Legal and audit fees	28,554
Registration expenses	24,384
Accounting fees	22,500
Miscellaneous expenses	15,939

Total Expenses	2,133,789

Less:
Custodian fee credits.	(268)

Net Expenses	2,133,521

Net Investment Loss	(2,294,700)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	3,069,557
Adjustment for accounting estimate (See Note 2)	1,227,648
Net realized gain on securities sold short	51,826
Net realized loss on foreign currency transactions	(61,973)

Net realized gain on investments, securities sold short, and foreign currency transactions	4,287,058

Net change in unrealized appreciation/depreciation:
on investments	6,543,739
on swap contracts	45,046
on foreign currency translations	12,586

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	6,601,371

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	10,888,429

Net Increase in Net Assets Resulting from Operations	$8,593,729

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations:
Net investment loss	$(2,294,700)	$(1,726,534)
Net realized gain on investments, securities sold short, and foreign currency transactions	4,287,058	5,860,226
Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	6,601,371	3,329,650

Net Increase in Net Assets Resulting from Operations	8,593,729	7,463,342

Capital Share Transactions:
Class AAA	(142,076)	7,526,848
Class A	(19,812,593)	5,417,339
Class B	(3,354,450)	(4,749,564)
Class C	(6,471,780)	5,679,652
Class Y	(17,453,498)	15,741,831

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(47,234,397)	29,616,106

Redemption Fees	39	1,693

Net Increase/(Decrease) in Net Assets	(38,640,629)	37,081,141
Net Assets:
Beginning of period	266,192,554	229,111,413

End of period (including undistributed net investment income of $0 and $23,100, respectively)	$227,551,925	$266,192,554

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended October 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)(c)		Operating Expenses Net of Waivers/ Reimbursements/ Reductions (d)(e)(f)		Portfolio Turnover Rate
Class AAA
2012(g)	$10.60	$(0.09)	$0.50	$0.41	—	—	—	$0.00	$11.01	3.87%	$8,086	(1.64	)%(h)	1.48	%(h)	97%
2011	10.25	(0.04)	0.39	0.35	—	—	—	0.00	10.60	3.41	7,936	(0.39)		1.45		232
2010(i)	9.60	(0.05)	0.70	0.65	—	—	—	0.00	10.25	6.77	571	(0.80	)(h)	1.51	(h)	228
Class A
2012(g)	$10.57	$(0.10)	$0.49	$0.39	—	—	—	$0.00	$10.96	3.69%	$119,021	(1.83	)%(h)	1.68	%(h)	97%
2011	10.24	(0.06)	0.39	0.33	—	—	—	0.00	10.57	3.22	134,334	(0.56)		1.65		232
2010	9.13	(0.09)	1.26	1.17	(0.05)	(0.01)	(0.06)	0.00	10.24	12.93	124,637	(0.90)		1.71		228
2009	8.66	0.05	1.16	1.21	—	(0.74)	(0.74)	0.00	9.13	16.09	71,935	0.59		1.74		97
2008	13.17	0.02	(3.64)	(3.62)	—	(0.89)	(0.89)	0.00	8.66	(29.16)	111,249	0.16		1.86		130
2007	12.75	0.09	1.18	1.27	(0.26)	(0.59)	(0.85)	0.00	13.17	10.52	401,709	0.68		1.70		216
Class B
2012(g)	$10.04	$(0.12)	$0.47	$0.35	—	—	—	$0.00	$10.39	3.49%	$5,278	(2.41	)%(h)	2.23	%(h)	97%
2011	9.78	(0.11)	0.37	0.26	—	—	—	0.00	10.04	2.66	8,393	(1.09)		2.20		232
2010	8.72	(0.13)	1.20	1.07	—	(0.01)	(0.01)	0.00	9.78	12.29	12,767	(1.41)		2.26		228
2009	8.35	0.01	1.10	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	16,280	0.08		2.29		97
2008	12.79	(0.04)	(3.51)	(3.55)	—	(0.89)	(0.89)	0.00	8.35	(29.53)	22,641	(0.37)		2.41		130
2007	12.39	0.04	1.14	1.18	(0.19)	(0.59)	0.78	—	12.79	9.96	48,688	0.25		2.25		216
Class C
2012(g)	$10.04	$(0.12)	$0.46	$0.34	—	—	—	$0.00	$10.38	3.39%	$60,259	(2.40	)%(h)	2.23	%(h)	97%
2011	9.78	(0.11)	0.37	0.26	—	—	—	0.00	10.04	2.66	64,637	(1.11)		2.20		232
2010	8.72	(0.13)	1.21	1.08	(0.01)	(0.01)	(0.02)	0.00	9.78	12.36	57,381	(1.43)		2.26		228
2009	8.35	0.00 (b)	1.11	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	50,096	0.02		2.29		97
2008	12.80	(0.04)	(3.52)	(3.56)	—	(0.89)	(0.89)	0.00	8.35	(29.55)	62,243	(0.37)		2.41		130
2007	12.40	0.03	1.15	1.18	(0.19)	(0.59)	(0.78)	0.00	12.80	9.96	176,766	0.16		2.25		216
Class Y
2012(g)	$10.97	$(0.07)	$0.50	$0.43	—	—	—	$0.00	$11.40	3.92%	$34,908	(1.22	)%(h)	1.23	%(h)	97%
2011	10.58	(0.01)	0.40	0.39	—	—	—	0.00	10.97	3.69	50,893	(0.11)		1.20		232
2010	9.42	(0.04)	1.30	1.26	(0.09)	(0.01)	(0.10)	0.00	10.58	13.49	33,755	(0.44)		1.26		228
2009	8.87	0.09	1.20	1.29	—	(0.74)	(0.74)	0.00	9.42	16.64	21,833	1.05		1.29		97
2008	13.48	0.07	(3.73)	(3.66)	—	(0.95)	(0.95)	0.00	8.87	(28.88)	28,768	0.63		1.41		130
2007	13.04	0.16	1.20	1.36	(0.33)	(0.59)	(0.92)	0.00	13.48	11.01	106,487	1.15		1.25		216

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

Net investment income (loss) ratios do not include a reduction for fees paid indirectly. Including such reduction for fees paid indirectly, the net investment income (loss) ratios for the year ended October 31, 2007 would have been 0.72% (Class A), 0.29% (Class B), 0.20% (Class C), and 1.19% (Class Y), respectively. For the year ended October 31, 2008, the effect of the fees paid indirectly was minimal. For the six months ended April 30, 2012 and the years ended October 31, 2011, 2010 and 2009 there were no fees paid indirectly.

(d)

The Fund incurred interest expense during the year ended October 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.79% (Class A), 2.34% (Class B and Class C), and 1.34% (Class Y), respectively. For the years ended October 31, 2010 and 2009, the effect of interest expense was minimal. For the six months ended April 30, 2012 and the year ended October 31, 2011, there was no interest expense.

(e)	If operating expenses were shown gross of any waivers/reimbursements/reductions, the effect would be minimal.
(f)

The operating expense ratios do not include a reduction of expense for fees paid indirectly. For the year ended October 31, 2007, including such reduction for fees paid indirectly, the expense ratios would have been 1.66% (Class A), 2.21% (Class B and Class C), and 1.21% (Class Y), respectively. For the year ended October 31, 2008, the effect of the fees paid indirectly was minimal. For the six months ended April 30, 2012 and the years ended October 31, 2011, 2010 and 2009, there were no fees paid indirectly.

(g)	For the six months ended April 30, 2012, unaudited.
(h)	Annualized.
(i)	From the commencement of offering Class AAA Shares on February 26, 2010 through October 31, 2010.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the “Corporation”), which was organized in Maryland on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of April 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary
Media	$12,586,465	—	$0	$ 12,586,465
Other Industries (a)	11,953,350	—	—	11,953,350
Health Care
Biotechnology	5,062,601	—	44,000	5,106,601
Other Industries (a)	13,345,496	—	—	13,345,496
Utilities
Independent Power Producers and Energy Traders	686,150	—	0	686,150
Other Industries (a)	10,489,473	—	—	10,489,473
Information Technology
Electrical Equipment and Instruments	1,375,410	—	1,650	1,377,060
Other Industries (a)	7,652,296	—	—	7,652,296
Other Industries (a)	101,047,290	—	—	101,047,290
Total Common Stocks	164,198,531	—	45,650	164,244,181
Rights:
Health Care	175,500	—	14,250	189,750
Industrials	—	—	2,118	2,118
Total Rights	175,500	—	16,368	191,868
Warrants:
Consumer Discretionary
Media	—	—	0	0
U.S. Government Obligations	—	$63,054,509	—	63,054,509
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$164,374,031	$63,054,509	$62,018	$227,490,558
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$84,210	$—	$ 84,210
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward Foreign Exchange Contract	—	13,440	—	13,440
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	—	(39,164)	—	(39,164)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$58,486	$—	$ 58,486

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund did not have transfers between Level 1 and Level 2 during the six months ended April 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/11	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/12	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 4/30/12†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary
Media	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Specialty Retail	0	—	1,328	—	—	(1,328)	—	—	—	—
Health Care Biotechnology	5,413,738	—	189,399	(416,754)	0	(5,142,383)	—	—	44,000	—
Energy
Oil, Gas, and Consumable Fuels	15,000	—	15,000	(15,000)	—	(15,000)	—	—	—	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	—	0	—
Information Technology
Electrical Equipment and Instruments	1,650	—	—	—	—	—	—	—	1,650	—
Total Common Stocks	5,430,388	—	205,727	(431,754)	0	(5,158,711)	—	—	45,650	—
Rights:
Health Care	3,800	—	—	10,450	0	—	—	—	14,250	10,450
Industrials	—	—	—	2,118	0	—	—	—	2,118	2,118
Total Rights	3,800	—	—	12,568	0	—	—	—	16,368	12,568
Warrants:
Consumer Discretionary
Media	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$5,434,188	$—	$205,727	$(419,186)	$ 0	$(5,158,711)	$—	$—	$62,018	$12,568

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at April 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at April 30, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional	Equity Security	Interest Rate/ Equity Security	Termination	Net Unrealized Appreciation/
Amount	Received	Paid	Date	Depreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$2,457,840 (4,200,000 Shares)	Cable & Wireless Worldwide plc	Cable & Wireless Worldwide plc	4/26/13	$(39,164)
4,076,254 (615,000 Shares)	International Power plc	International Power plc	4/19/13	84,210

				$ 45,046

The Fund’s volume of activity in equity contract for difference swap agreements from April 16, 2012 through April 30, 2012 had an average monthly notional amount while outstanding of approximately $5,305,174.

As of April 30, 2012, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts and under Liabilities, Unrealized depreciation on swap contracts. For the six months ended April 30, 2012, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at April 30, 2012 are reflected within the Schedule of Investments.

The Fund’s volume of activity in forward foreign currency contracts from March 22, 2012 through April 30, 2012 had an average monthly value while outstanding of approximately $7,155,598.

As of April 30, 2012, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended April 30, 2012, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized loss on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At April 30, 2012, there were no short sales outstanding.

Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The fund held no illiquid securities at April 30, 2012. For the restricted security the Fund held as of April 30, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

During the six months endedApril 30, 2012, the Fund changed its previously recognized estimate of the characterization of income associated with the disposition of a portfolio holding involved in a corporate reorganization. This change reduced ordinary dividend income and increased realized gains by $1,227,648.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended October 31, 2011.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At October 31, 2011, the Fund had a net capital loss carryforward for federal income tax purposes of $49,018,827 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

The following summarizes the tax cost of investments and the related net unrealized depreciation at April 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$230,845,912	$16,024,290	$(19,379,644)	$(3,355,354)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended October 31, 2008 through October 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receive annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.45%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $153,134,742 and $153,377,041, respectively.

6. Transactions with Affiliates. During the six months ended April 30, 2012, the Fund paid brokerage commissions on security trades of $29,329 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Fund. Additionally, the Distributor and its predecessor distributor, Gabelli & Co., retained a total of $27,800 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Effective March 11, 2010, the cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended April 30, 2012, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%, effective November 4, 2009. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor. Class AAA Shares and Class Y Shares are offered to qualified investors without a sales charge. Class AAA Shares were first offered on February 26, 2010.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2012 and the year ended October 31, 2011 amounted to $39 and $1,693, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	78,149	$844,234	1,310,609	$14,005,944
Shares redeemed	(92,255)	(986,310)	(617,716)	(6,479,096)

Net increase/(decrease)	(14,106)	$(142,076)	692,893	$7,526,848

Class A
Shares sold	1,627,252	$17,477,561	6,521,263	$68,992,740
Shares redeemed	(3,476,654)	(37,290,154)	(5,988,343)	(63,575,401)

Net increase/(decrease)	(1,849,402)	$(19,812,593)	532,920	$5,417,339

Class B
Shares sold	—	—	2,575	$26,159
Shares redeemed	(327,589)	$(3,354,450)	(472,136)	(4,775,723)

Net decrease	(327,589)	$(3,354,450)	(469,561)	$(4,749,564)

Class C
Shares sold	240,384	$2,453,834	1,825,040	$18,352,650
Shares redeemed	(874,865)	(8,925,614)	(1,256,097)	(12,672,998)

Net increase/(decrease)	(634,481)	$(6,471,780)	568,943	$5,679,652

Class Y
Shares sold	596,639	$6,655,216	3,581,125	$39,077,415
Shares redeemed	(2,173,785)	(24,108,714)	(2,133,550)	(23,335,584)

Net increase/(decrease)	(1,577,146)	$(17,453,498)	1,447,575	$15,741,831

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Enterprise Mergers and Acquisitions

Fund

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

James P. Conn	Regina M. Pitaro
Former Managing Director	Managing Director and
and Chief Investment	Director, GAMCO Asset
Officer,	Management Inc.
Financial Security Assurance
Holdings Ltd.

Vincent D. Enright	Salvatore J. Zizza
Former Senior Vice	Chairman,
President and	Zizza & Associates Corp.
Chief Financial Officer,
KeySpan Corporation

Arthur V. Ferrara
Former Chairman and
Chief Executive Officer,
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Agnes Mullady
President, Secretary,	Treasurer
and Acting Chief
Compliance Officer

Custodian, Transfer Agent, and Dividend Disbursing

Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Gabelli

Enterprise

Mergers

and

Acquisitions

Fund

SEMIANNUAL REPORT

APRIL 30, 2012

GAB208Q212SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 7/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 7/6/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 7/6/12

*	Print the name and title of each signing officer under his or her signature.